Summary of significant accounting policies (Effect of change in estimate) (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) units $ / shares	Jun. 30, 2015 USD ($) $ / shares
Change in Accounting Estimate [Line Items]
Gross profit | $	$ 126,199,427	$ 108,924,755
Net income | $	$ 32,644,969	$ 24,672,899
Basic | $ / shares	$ 0.24	$ 0.17
Diluted | $ / shares	$ 0.23	$ 0.17
Certain Real Estate Development Projects [Member]
Change in Accounting Estimate [Line Items]
Percentage completion	31.30%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Change in Accounting Estimate [Line Items]
Real estate development projects affected by changes in estimates | units	10
Gross profit | $	$ 18,700,000
Net income | $	$ 14,000,000
Basic | $ / shares	$ 0.10
Diluted | $ / shares	$ 0.10